DEBT (Tables)	12 Months Ended
Jan. 01, 2022
DEBT
Schedule of long-term debt, including its respective interest rates, at year-end
Our long
-term debt, and their respective interest rates, at
year-end
2021 and 2020 is shown below.

(In millions)	2021	2020
Long-term debt
Medium-term notes:
Series 1995 due 2020 and 2025	$30.0	$30.0
Long-term notes:
Senior notes due 2023 at 3.4%	249.5	249.3
Senior notes due 2024 at 0.85%	298.3	–
Senior notes due 2025 at 1.25% (1)	563.3	612.1
Senior notes due 2028 at 4.875%	495.3	494.6
Senior notes due 2030 at 2.650%	494.8	494.2
Senior notes due 2032 at 2.25%	493.9	–
Senior notes due 2033 at 6.0%	149.1	149.0
Less amount classified as current	–	–
Total long-term debt (2)	$2,774.2	$2,029.2
(1)	These senior notes are euro-denominated.
(2)	Includes unamortized debt issuance cost s and debt discount s of $12.9 million and $8.2 million, respectively, as of year-end 2021 and $8.7 million and $4.9 million, respectively, as of year-end 2020.

Schedule of maturities of long term debt for each of the next five fiscal years and thereafter
We expect maturities of our long-term debt for each of the next five fiscal years and thereafter to be as follows:

Year	(In millions)
2022	$–
2023	250.0
2024	300.0
2025	595.3
2026	–
2027 and thereafter	1,650.0